Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 18 — COMMITMENTS AND CONTINGENCIES

COMMITMENTS

Non-cancellable operating leases

The following table sets forth our contractual obligations as of December 31, 2024:

	Payment due by December 31,
	Total	2025	2026	2027
Operating lease commitments for property management expenses under lease agreement	$333,337	$171,849	$110,002	$51,486

CONTINGENCIES

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. As of December 31, 2024, the Company guaranteed a bank loan for a third party company of $1,356,294. Except for the guarantee, the Company was not aware of any litigation, lawsuits or claims as of December 31, 2024.